Equity - Summary of Classes of Share Capital - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions		3 Months Ended
		Jan. 31, 2021	Jan. 31, 2020
Disclosure of classes of share capital [line items]
Balance as at beginning of year		$ 95,499
Balance as at end of period		$ 95,425
Issued capital [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Balance as at beginning of year		1,816.1	1,812.5
Proceeds from shares issued on exercise of stock options, Number of shares		0.9	0.8
Shares issued as a result of dividend reinvestment plan, Number of shares		1.5	0.9
Purchase of shares for cancellation and other, Number of Shares			(4.2)
Balance as at end of period		1,818.5	1,810.0
Balance as at beginning of year	[1]	$ 22,487	$ 21,713
Proceeds from shares issued on exercise of stock options, Amount	[1]	46	41
Shares issued as a result of dividend reinvestment plan, Amount		112	69
Purchase of shares for cancellation and other, Amount	[1]		(50)
Balance as at end of period	[1]	$ 22,645	$ 21,773

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.